UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2003
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital, LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7486
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          5/14/03
       -------------------------    ---------------------------     -------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        71
                                               -------------

Form 13F Information Table Value Total:        $5,021,511
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE

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

                                                      Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -----------------------
                                                            VALUE   SHRS  OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ------- -------- --------  --- ---- ---------- -------- -------- -------- --------
ABERCROMBIE & FITCH CO          CL A          002896207   30,814  1,026,100  SH        SOLE             1,026,100
------------------------------------------------------------------------------------------------------------------------------------
ADVANCEPCS                      COM           00790K109   94,040  3,318,283  SH        SOLE             3,318,283
------------------------------------------------------------------------------------------------------------------------------------
ADVISORY BRD CO                 COM           00762W107    7,087    202,780  SH        SOLE               202,780
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED MANAGERS GROUP       COM           008252108   30,159    725,500  SH        SOLE               725,500
------------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC                   CL A          00845V100   22,650 14,156,200  SH        SOLE            14,156,200
------------------------------------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN CORP          COM           03073E105   47,518    905,100  SH        SOLE               905,100
------------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC                  COM           023135106   36,442  1,400,000  SH   PUT  SOLE             1,400,000
------------------------------------------------------------------------------------------------------------------------------------
APOLLO GROUP INC                CL A          037604105  316,647  6,345,637  SH        SOLE             6,345,637
------------------------------------------------------------------------------------------------------------------------------------
ARBITRON INC                    COM           03875Q108   39,143  1,234,800  SH        SOLE             1,234,800
------------------------------------------------------------------------------------------------------------------------------------
AVON PR0DS INC                  COM           054303102  103,785  1,819,200  SH        SOLE             1,819,200
------------------------------------------------------------------------------------------------------------------------------------
BANK ONE CORP                   COM           06423A103   62,254  1,798,200  SH        SOLE             1,798,200
------------------------------------------------------------------------------------------------------------------------------------
BEAZER HOMES USA INC            COM           07556Q105   28,511    484,800  SH        SOLE               484,800
------------------------------------------------------------------------------------------------------------------------------------
BED BATH & BEYOND INC           COM           075896100   94,768  2,743,720  SH        SOLE             2,743,720
------------------------------------------------------------------------------------------------------------------------------------
BOYDS COLLECTION LTD            COM           103354106    6,139  1,136,800  SH        SOLE             1,136,800
------------------------------------------------------------------------------------------------------------------------------------
BLOCK H & R INC                 COM           093671105   29,755    697,000  SH        SOLE               697,000
------------------------------------------------------------------------------------------------------------------------------------
BROWN & BROWN INC               COM           115236101   34,407  1,098,900  SH        SOLE             1,098,900
------------------------------------------------------------------------------------------------------------------------------------
CARDINAL HEALTH INC             COM           14149Y108  128,165  2,249,700  SH        SOLE             2,249,700
------------------------------------------------------------------------------------------------------------------------------------
CAREER EDUCATION CORP           COM           141665109  195,544  3,997,216  SH        SOLE             3,997,216
------------------------------------------------------------------------------------------------------------------------------------
CARMAX INC                      COM           143130102  145,710 10,000,700  SH        SOLE            10,000,700
------------------------------------------------------------------------------------------------------------------------------------
CDW COMPUTER CTRS INC           COM           125129106   60,941  1,493,663  SH        SOLE             1,493,663
------------------------------------------------------------------------------------------------------------------------------------
CENTURYTEL INC                  COM           156700106   36,879  1,336,200  SH        SOLE             1,336,200
------------------------------------------------------------------------------------------------------------------------------------
CHARLES RIVER LABS INTL INC     COM           159864107   43,341  1,698,300  SH        SOLE             1,698,300
------------------------------------------------------------------------------------------------------------------------------------
CHICOS FAS INC                  COM           168615102   29,320  1,466,000  SH        SOLE             1,466,000
------------------------------------------------------------------------------------------------------------------------------------
CHOICEPOINT                     COM           170388102   85,472  2,521,299  SH        SOLE             2,521,299
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINL CORP           COM           14040H105   30,010  1,000,000  SH   PUT  SOLE             1,000,000
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW               CL A SPL       20030N200  115,183  4,190,012  SH        SOLE             4,190,012
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE EXECUTIVE BRD CO      COM           21988R102   44,773  1,256,953  SH        SOLE             1,256,953
------------------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER CORP              COM           247025109   62,845  2,301,182  SH        SOLE             2,301,182
------------------------------------------------------------------------------------------------------------------------------------
DICKS SPORTING GOODS INC        COM           253393102   32,948  1,438,155  SH        SOLE             1,438,155
------------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK CO                COM           277461109   26,640    900,000  SH   PUT  SOLE               900,000
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC ARTS INC             COM           285512109   47,485    809,779  SH        SOLE               809,779
------------------------------------------------------------------------------------------------------------------------------------
EXPEDIA INC                     CL A           302125109  287,193  5,559,290 SH        SOLE             5,559,290
------------------------------------------------------------------------------------------------------------------------------------
EXPEDITORS INTL WASH INC        COM           302130109   69,223  1,925,529  SH        SOLE             1,925,529
------------------------------------------------------------------------------------------------------------------------------------
EXPRESS SCRIPTS INC             COM           302182100   94,539  1,697,322  SH        SOLE             1,697,322
------------------------------------------------------------------------------------------------------------------------------------
FAIR ISAAC & CO INC             COM           303250104   12,685    249,600  SH        SOLE               249,600
------------------------------------------------------------------------------------------------------------------------------------
FAMILY DLR STORES INC           COM           307000109   65,413  2,118,300  SH        SOLE             2,118,300
------------------------------------------------------------------------------------------------------------------------------------
FOX ENTMT GROUP INC             CL A          35138T107   57,367  2,151,000  SH        SOLE             2,151,000
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN MTG CORP        COM           313400301  205,152  3,863,500  SH        SOLE             3,863,500
------------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC                   COM NEW       368710406   52,445  1,498,000  SH        SOLE             1,498,000
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO                 COM           369604103       26      1,000  SH        SOLE                 1,000
------------------------------------------------------------------------------------------------------------------------------------
HCA INC                         COM           404119109   77,873  1,882,800  SH        SOLE             1,882,800
------------------------------------------------------------------------------------------------------------------------------------
HEWITT ASSOCS INC               COM           42822Q100   38,920  1,323,800  SH        SOLE             1,323,800
------------------------------------------------------------------------------------------------------------------------------------
IDEC PHARMACEUTICALS CORP       COM           449370105   47,299  1,382,190  SH        SOLE             1,382,190
------------------------------------------------------------------------------------------------------------------------------------
INTERGRAPH CORP                 COM           458683109   19,719  1,137,180  SH        SOLE             1,137,180
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GAME TECHNOLOG    COM           459902102  122,621  1,497,200  SH        SOLE             1,497,200
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT TECHNOLOGY GRP NE    COM           46145F105   25,924  1,855,700  SH        SOLE             1,855,700
------------------------------------------------------------------------------------------------------------------------------------
IRON MTN INC PA                 COM           462846106   32,025    837,248  SH        SOLE               837,248
------------------------------------------------------------------------------------------------------------------------------------
KB HOME                         COM           48666K109   80,956  1,781,200  SH        SOLE             1,781,200
------------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS          COM           49455P101  222,057  4,934,600  SH        SOLE             4,934,600
------------------------------------------------------------------------------------------------------------------------------------
KOHLS CORP                      COM           500255104   60,116  1,062,500  SH        SOLE             1,062,500
------------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP                     COM           526057104  131,390  2,453,600  SH        SOLE             2,453,600
------------------------------------------------------------------------------------------------------------------------------------
LOWES COS INC                   COM           548661107  170,721  4,182,300  SH        SOLE             4,182,300
------------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS INC      COM           52729N100      552    107,000  SH   PUT  SOLE               107,000
------------------------------------------------------------------------------------------------------------------------------------
MOODYS CORP                     COM           615369105   49,901  1,079,400  SH        SOLE             1,079,400
------------------------------------------------------------------------------------------------------------------------------------
NABORS INDUSTRIES LTD           SHS           G6359F103   32,829    823,400  SH        SOLE               823,400
------------------------------------------------------------------------------------------------------------------------------------
PATTERSON DENTAL CO             COM           703412106   22,193    483,200  SH        SOLE               483,200
------------------------------------------------------------------------------------------------------------------------------------
PROBUSINESS SERVICES INC        COM           742674104    2,913    218,666  SH        SOLE               218,666
------------------------------------------------------------------------------------------------------------------------------------
PROVIDENT FINL SVCS INC         COM           74386T105   32,075  2,028,800  SH        SOLE             2,028,800
------------------------------------------------------------------------------------------------------------------------------------
PULTE HOMES INC                 COM           745867101   77,542  1,546,200  SH        SOLE             1,546,200
------------------------------------------------------------------------------------------------------------------------------------
SEARS ROEBUCK & CO              COM           812387108  109,400  4,530,000  SH   PUT  SOLE             4,530,000
------------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD                COM           806857108   58,695  1,544,200  SH        SOLE             1,544,200
------------------------------------------------------------------------------------------------------------------------------------
SLM CORP                        COM           78442P106  130,564  1,177,100  SH        SOLE             1,177,100
------------------------------------------------------------------------------------------------------------------------------------
SMITHFIELD FOODS INC            COM           832248108   17,475    986,200  SH        SOLE               986,200
------------------------------------------------------------------------------------------------------------------------------------
STERICYCLE INC                  COM           858912108   32,228    857,356  SH        SOLE               857,356
------------------------------------------------------------------------------------------------------------------------------------
STRAYER ED INC                  COM           863236105   23,167    421,992  SH        SOLE               421,992
------------------------------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICALS INDS LTD   ADR           881624209   59,684  1,433,000  SH        SOLE             1,433,000
------------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC          COM           91324P102  195,752  2,135,400  SH        SOLE             2,135,400
------------------------------------------------------------------------------------------------------------------------------------
VIACOM INC                      CL B          925524308   58,761  1,609,000  SH        SOLE             1,609,000
------------------------------------------------------------------------------------------------------------------------------------
WEIGHT WATCHERS INTL INC NEW    COM           948626106   70,820  1,537,900  SH        SOLE             1,537,900
------------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS INS GROUP LTD        COM           G9618E107   61,132    179,800  SH        SOLE               179,800
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS SONOMA INC             COM           969904101   42,789  1,962,800  SH        SOLE             1,962,800

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